Schedule of Real Estate and Accumulated Depreciation (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		174,139
Initial Cost of Building and Improvements		265,190
Cost Capitalized Subsequent to Acquisition, Improvements		16,919
Land and Improvements, Amount		161,291
Building and Improvements, Amount		260,966
Gross Carrying Amount		422,257	$ 439,526	$ 420,603
Accumulated Depreciation		26,848	$ 28,763	$ 21,348
Encumbrances	[1]	134,806
West 9th Street [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost	[2]
Initial Cost of Land and Improvements	[2]	5,675
Initial Cost of Building and Improvements	[2]
Cost Capitalized Subsequent to Acquisition, Improvements	[2]	302
Land and Improvements, Amount	[2],[3]	5,918
Building and Improvements, Amount	[3]	59
Gross Carrying Amount	[3]	5,977
Accumulated Depreciation	[2],[4]	79
Encumbrances		$ 4,343
Life Used for Depreciation (Year)		15 years
Crown Colony [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost	[2]
Initial Cost of Land and Improvements	[2]	3,030
Initial Cost of Building and Improvements	[2]
Cost Capitalized Subsequent to Acquisition, Improvements	[2]	19
Land and Improvements, Amount	[2],[3]	2,954
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	2,954
Accumulated Depreciation	[2],[4]	8
Encumbrances
Life Used for Depreciation (Year)		15 years
Cincinnati Race Street [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,142
Initial Cost of Building and Improvements		2,358
Cost Capitalized Subsequent to Acquisition, Improvements		1,900
Land and Improvements, Amount	[3]	1,227
Building and Improvements, Amount	[3]	1,750
Gross Carrying Amount	[3]	2,977
Accumulated Depreciation	[4]
Encumbrances
St Louis Washington [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		3,000
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		7
Land and Improvements, Amount	[3]	1,637
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	1,637
Accumulated Depreciation	[4]	3
Encumbrances		$ 1,241
Life Used for Depreciation (Year)		15 years
St Paul Holiday Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		1,673
Initial Cost of Building and Improvements		6,527
Cost Capitalized Subsequent to Acquisition, Improvements		690
Land and Improvements, Amount	[3]	1,673
Building and Improvements, Amount	[3]	7,217
Gross Carrying Amount	[3]	8,890
Accumulated Depreciation	[4]	1,343
Encumbrances		3,714
Louisville Station [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		3,050
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		57
Land and Improvements, Amount	[3]	3,007
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	3,007
Accumulated Depreciation	[4]	25
Encumbrances		$ 1,682
Life Used for Depreciation (Year)		15 years
Whitefront Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		3,116
Initial Cost of Building and Improvements		8,380
Cost Capitalized Subsequent to Acquisition, Improvements		199
Land and Improvements, Amount	[3]	3,116
Building and Improvements, Amount	[3]	8,579
Gross Carrying Amount	[3]	11,695
Accumulated Depreciation	[4]	1,633
Encumbrances		6,454
Cleveland Lincoln Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,195
Initial Cost of Building and Improvements		5,122
Cost Capitalized Subsequent to Acquisition, Improvements		5,181
Land and Improvements, Amount	[3]	1,378
Building and Improvements, Amount	[3]	8,395
Gross Carrying Amount	[3]	9,773
Accumulated Depreciation	[4]	2,211
Encumbrances		3,594
Houston Preston [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,800
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		20
Land and Improvements, Amount	[3]	2,820
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	2,820
Accumulated Depreciation	[4]	9
Encumbrances		$ 1,627
Life Used for Depreciation (Year)		15 years
Houston San Jacinto [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		3,200
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		50
Land and Improvements, Amount	[3]	3,250
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	3,250
Accumulated Depreciation	[4]	21
Encumbrances		$ 1,820
Life Used for Depreciation (Year)		15 years
M V P Detroit Center Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		7,000
Initial Cost of Building and Improvements		48,000
Cost Capitalized Subsequent to Acquisition, Improvements		1,060
Land and Improvements, Amount	[3]	6,497
Building and Improvements, Amount	[3]	37,680
Gross Carrying Amount	[3]	44,177
Accumulated Depreciation	[4]	297
Encumbrances		26,759
St Louis Broadway [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,400
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	2,400
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	2,400
Accumulated Depreciation	[4]
Encumbrances		1,671
St Louis Seventh Cerre [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		3,300
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	3,300
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	3,300
Accumulated Depreciation	[4]
Encumbrances		2,057
M V P Preferred Parking [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		15,800
Initial Cost of Building and Improvements		4,700
Cost Capitalized Subsequent to Acquisition, Improvements		720
Land and Improvements, Amount	[3]	15,230
Building and Improvements, Amount	[3]	5,250
Gross Carrying Amount	[3]	20,480
Accumulated Depreciation	[4]	1,020
Encumbrances		11,028
MVP Raider Park Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,005
Initial Cost of Building and Improvements		9,057
Cost Capitalized Subsequent to Acquisition, Improvements		3,674
Land and Improvements, Amount	[3]	2,005
Building and Improvements, Amount	[3]	12,731
Gross Carrying Amount	[3]	14,736
Accumulated Depreciation	[4]	2,182
M V P P F Memphis Poplar2013 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		3,658
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		24
Land and Improvements, Amount	[3]	3,670
Building and Improvements, Amount	[3]	12
Gross Carrying Amount	[3]	3,682
Accumulated Depreciation	[4]	21
Encumbrances		$ 1,800
Life Used for Depreciation (Year)		15 years
M V P P F St Louis2013 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		5,041
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	5,041
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	5,041
Accumulated Depreciation	[4]	44
Encumbrances		$ 3,700
Life Used for Depreciation (Year)		15 years
Mabley Place Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		1,585
Initial Cost of Building and Improvements		19,018
Cost Capitalized Subsequent to Acquisition, Improvements		1,037
Land and Improvements, Amount	[3]	1,360
Building and Improvements, Amount	[3]	17,280
Gross Carrying Amount	[3]	18,640
Accumulated Depreciation	[4]	2,819
Encumbrances		7,428
M V P Denver Sherman [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		705
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	705
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	705
Accumulated Depreciation	[4]
Encumbrances		257
M V P Fort Worth Taylor [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,845
Initial Cost of Building and Improvements		24,405
Cost Capitalized Subsequent to Acquisition, Improvements		5
Land and Improvements, Amount	[3]	2,845
Building and Improvements, Amount	[3]	24,410
Gross Carrying Amount	[3]	27,255
Accumulated Depreciation	[4]	3,798
Encumbrances		10,807
MVP Milwaukee Old World [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,003
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		8
Land and Improvements, Amount	[3]	2,003
Building and Improvements, Amount	[3]	8
Gross Carrying Amount	[3]	2,011
Accumulated Depreciation	[4]	29
Encumbrances
Life Used for Depreciation (Year)		15 years
M V P Houston Saks Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		4,931
Initial Cost of Building and Improvements		5,221
Cost Capitalized Subsequent to Acquisition, Improvements		177
Land and Improvements, Amount	[3]	3,712
Building and Improvements, Amount	[3]	4,116
Gross Carrying Amount	[3]	7,828
Accumulated Depreciation	[4]	713
Encumbrances		2,851
M V P Milwaukee Wells [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		4,994
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	4,374
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	4,374
Accumulated Depreciation	[4]	$ 99
Life Used for Depreciation (Year)		15 years
M V P Indianapolis City Park [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,056
Initial Cost of Building and Improvements		8,557
Cost Capitalized Subsequent to Acquisition, Improvements		114
Land and Improvements, Amount	[3]	2,056
Building and Improvements, Amount	[3]	8,671
Gross Carrying Amount	[3]	10,727
Accumulated Depreciation	[4]	1,375
M V P Indianapolis W A Street Lot [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		5,618
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	1,864
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	1,864
Accumulated Depreciation	[4]
Life Used for Depreciation (Year)		15 years
M V P Minneapolis Venture [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		4,013
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		109
Land and Improvements, Amount	[3]	4,013
Building and Improvements, Amount	[3]	108
Gross Carrying Amount	[3]	4,121
Accumulated Depreciation	[4]	8
Encumbrances
M V P Indianapolis Meridian Lot [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		1,573
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	1,523
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	1,523
Accumulated Depreciation	[4]	8
Encumbrances		$ 938
Life Used for Depreciation (Year)		15 years
MVP Milwaukee Clybourn [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		257
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	257
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	257
Accumulated Depreciation	[4]	4
Encumbrances
Life Used for Depreciation (Year)		15 years
M V P Milwaukee Arena [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		4,631
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements		52
Land and Improvements, Amount	[3]	4,641
Building and Improvements, Amount	[3]	42
Gross Carrying Amount	[3]	4,683
Accumulated Depreciation	[4]	3
Encumbrances		1,925
MVP Clarksburg Lot [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		701
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	611
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	611
Accumulated Depreciation	[4]	4
Encumbrances
Life Used for Depreciation (Year)		15 years
M V P Denver1935 Sherman [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,533
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	2,533
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	2,533
Accumulated Depreciation	[4]
Encumbrances		684
M V P Bridgeport Fairfield Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		498
Initial Cost of Building and Improvements		7,555
Cost Capitalized Subsequent to Acquisition, Improvements		51
Land and Improvements, Amount	[3]	498
Building and Improvements, Amount	[3]	7,606
Gross Carrying Amount	[3]	8,104
Accumulated Depreciation	[4]	1,232
Encumbrances		3,531
Minneapolis City Parking [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		9,633
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	7,513
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	7,513
Accumulated Depreciation	[4]	120
Encumbrances		$ 4,223
Life Used for Depreciation (Year)		15 years
M V P New Orleans Rampart [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		8,105
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	7,835
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	7,835
Accumulated Depreciation	[4]
M V P Hawaii Marks [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		9,119
Initial Cost of Building and Improvements		11,715
Cost Capitalized Subsequent to Acquisition, Improvements		421
Land and Improvements, Amount	[3]	8,571
Building and Improvements, Amount	[3]	11,435
Gross Carrying Amount	[3]	20,006
Accumulated Depreciation	[4]	1,715
One W7 Carpark [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		2,995
Initial Cost of Building and Improvements		28,762
Cost Capitalized Subsequent to Acquisition, Improvements		39
Land and Improvements, Amount	[3]	2,995
Building and Improvements, Amount	[3]	28,801
Gross Carrying Amount	[3]	31,796
Accumulated Depreciation	[4]	1,732
Two Two Two W7 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		4,391
Initial Cost of Building and Improvements		23,879
Cost Capitalized Subsequent to Acquisition, Improvements		99
Land and Improvements, Amount	[3]	4,391
Building and Improvements, Amount	[3]	23,978
Gross Carrying Amount	[3]	28,369
Accumulated Depreciation	[4]	$ 1,443
Life Used for Depreciation (Year)		39 years
Three Two Two Streeter [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		11,387
Initial Cost of Building and Improvements		27,035
Cost Capitalized Subsequent to Acquisition, Improvements		450
Land and Improvements, Amount	[3]	11,387
Building and Improvements, Amount	[3]	27,485
Gross Carrying Amount	[3]	38,872
Accumulated Depreciation	[4]	1,665
Encumbrances		$ 24,672
Life Used for Depreciation (Year)		39 years
Second Street [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		93
Initial Cost of Building and Improvements
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	93
Building and Improvements, Amount	[3]
Gross Carrying Amount	[3]	93
Accumulated Depreciation	[4]
Denver1725 Champa Street Garage [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		7,414
Initial Cost of Building and Improvements		8,860
Cost Capitalized Subsequent to Acquisition, Improvements		422
Land and Improvements, Amount	[3]	7,414
Building and Improvements, Amount	[3]	9,282
Gross Carrying Amount	[3]	16,696
Accumulated Depreciation	[4]	$ 529
Life Used for Depreciation (Year)		39 years
Bricktown [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		1,314
Initial Cost of Building and Improvements		16,020
Cost Capitalized Subsequent to Acquisition, Improvements		32
Land and Improvements, Amount	[3]	1,314
Building and Improvements, Amount	[3]	16,052
Gross Carrying Amount	[3]	17,366
Accumulated Depreciation	[4]	$ 654
Life Used for Depreciation (Year)		39 years
M V P St Louis Cardinal Lot D S T [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Cost Capitalized Subsequent to Acquisition, Carrying Cost
Initial Cost of Land and Improvements		11,660
Initial Cost of Building and Improvements		19
Cost Capitalized Subsequent to Acquisition, Improvements
Land and Improvements, Amount	[3]	11,660
Building and Improvements, Amount	[3]	19
Gross Carrying Amount	[3]	11,679
Accumulated Depreciation	[4]	2
Encumbrances		$ 6,000

[1]	Property financed under the Revolving Credit Facility
[2]	These properties are held by West 9th St. Properties II, LLC
[3]	The aggregate gross cost of property included above for federal income tax purposes approximately $418.1 million as of December 31, 2023.
[4]	The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.